Average Annual Total Returns - Class A Shares Class C Shares Class I Shares Class R Shares Class R6 Shares Class Y Shares - Victory INCORE Fund for Income	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Life of Class	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Life of Class	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I Life of Class		Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R Life of Class	Class R After Taxes on Distributions 1 Year	Class R After Taxes on Distributions 5 Years	Class R After Taxes on Distributions 10 Years	Class R After Taxes on Distributions Life of Class	Class R After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R After Taxes on Distributions and Sale of Fund Shares 5 Years	Class R After Taxes on Distributions and Sale of Fund Shares 10 Years	Class R After Taxes on Distributions and Sale of Fund Shares Life of Class	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y Life of Class		Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	0.41%	1.30%	1.51%		1.04%	0.99%	0.97%		3.05%	2.07%		2.01%	[1]	2.78%	1.79%	1.74%		0.90%	(0.33%)	(0.32%)		1.64%	0.43%	0.45%		3.09%	2.06%		1.80%	[1]	2.99%	1.97%		1.58%	[1]	4.34%	2.35%	1.79%

[1]	Inception dates of Class I, R6 and Y shares are March 1, 2011, March 4, 2015 and January 28, 2013, respectively.